INVESTMENTS - Fair Value of AFS Debt Securities by Contractual Maturity Date (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Debt Maturities
Total amortized cost	$ 299,892	$ 299,600
Total fair value	299,033	298,511
Mortgage-backed securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	132	114
After 1 but within 5 years, amortized cost	736	1,408
After 5 but within 10 years, amortized cost	2,279	1,750
After 10 years, amortized cost	39,770	42,846
Total amortized cost	42,917	46,118
Fair value, due within 1 year	132	114
Fair value, after 1 but within 5 years	738	1,411
Fair value, after 5 but within 10 years	2,265	1,751
Fair value, after 10 years	39,538	42,995
Total fair value	42,673	46,271
U.S. Treasury and federal agency securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	4,945	3,016
After 1 but within 5 years, amortized cost	101,369	107,034
After 5 but within 10 years, amortized cost	17,153	12,786
After 10 years, amortized cost	91	355
Total amortized cost	123,558	123,191
Fair value, due within 1 year	4,945	3,014
Fair value, after 1 but within 5 years	101,323	106,878
Fair value, after 5 but within 10 years	17,314	12,684
Fair value, after 10 years	89	339
Total fair value	123,671	122,915
State and municipal securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	2,093	3,289
After 1 but within 5 years, amortized cost	2,668	1,781
After 5 but within 10 years, amortized cost	335	502
After 10 years, amortized cost	5,701	6,527
Total amortized cost	10,797	12,099
Fair value, due within 1 year	2,092	3,287
Fair value, after 1 but within 5 years	2,662	1,781
Fair value, after 5 but within 10 years	334	516
Fair value, after 10 years	5,032	5,875
Total fair value	10,120	11,459
Foreign government
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	32,540	25,898
After 1 but within 5 years, amortized cost	51,008	43,514
After 5 but within 10 years, amortized cost	12,388	17,013
After 10 years, amortized cost	2,176	2,326
Total amortized cost	98,112	88,751
Fair value, due within 1 year	32,547	25,905
Fair value, after 1 but within 5 years	50,881	43,464
Fair value, after 5 but within 10 years	12,440	16,968
Fair value, after 10 years	2,280	2,337
Total fair value	98,148	88,674
All other
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	2,629	2,354
After 1 but within 5 years, amortized cost	12,339	14,035
After 5 but within 10 years, amortized cost	6,566	9,789
After 10 years, amortized cost	2,974	3,263
Total amortized cost	24,508	29,441
Fair value, due within 1 year	2,628	2,355
Fair value, after 1 but within 5 years	12,334	14,054
Fair value, after 5 but within 10 years	6,528	9,593
Fair value, after 10 years	2,931	3,190
Total fair value	$ 24,421	$ 29,192